Schedule I - Condensed Parent Only Financial Information - Condensed Statements of Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Income Statements, Captions [Line Items]
Revenues	$ 3,155,671	$ 3,785,063	$ 3,707,628
Selling, general, and administrative expenses	306,282	175,373	152,493
Depreciation and amortization	238,598	232,573	225,233
Operating income (loss)	67,006	213,674	(1,089,914)
Interest expense, net	234,044	232,077	229,643
Income before income taxes and equity in net income of subsidiaries	(167,038)	(18,403)	(1,319,557)
Provision for income taxes	(5,331)	1,353	(168,334)
Net income before equity in net income of subsidiaries	(161,707)	(19,756)	(1,151,223)
Total comprehensive (loss) income	(153,616)	(15,675)	(1,166,293)
Parent Company
Condensed Income Statements, Captions [Line Items]
Revenues	0	0	0
Cost of revenues	0	0	0
Selling, general, and administrative expenses	0	0	0
Depreciation and amortization	0	0	0
Total expenses	0	0	0
Operating income (loss)	0	0	0
Interest expense, net	0	0	0
Income before income taxes and equity in net income of subsidiaries	0	0	0
Provision for income taxes	0	0	0
Net income before equity in net income of subsidiaries	0	0	0
Less: net income attributable to noncontrolling interests	0	0	0
Equity in net (loss) income of subsidiaries	96,954	(21,172)	(1,157,332)
Other comprehensive income (loss), net tax equity in comprehensive income (loss) of Subsidiaries	8,822	5,497	(8,961)
Total comprehensive (loss) income	$ 105,776	$ (15,675)	$ (1,166,293)